N-2	Sep. 29, 2022
Cover [Abstract]
Entity Central Index Key	0001831992
Amendment Flag	false
Securities Act File Number	001-39920
Document Type	8-K
Entity Registrant Name	Liberty Media Acquisition Corporation
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5800
Entity Emerging Growth Company	true
Entity Ex Transition Period	false